Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 27.2	$ 574.8
Trade and other receivables, net of allowance	867.3	713.4
Prepaid expenses and other assets	133.7	132.1
Current assets	1,028.2	1,420.3
Property and equipment, net	5,074.8	2,850.1
Intangible assets, net	3,093.4	2,848.0
Other long-term assets	33.2	31.6
Goodwill	6,500.4	5,173.8
Non-current assets	14,701.8	10,903.5
Total assets	15,730.0	12,323.8
Liabilities
Accounts payable and accrued liabilities	1,014.8	732.0
Income taxes payable	9.1	2.9
Current portion of long-term debt	4.6	64.4
Current portion of lease obligations	37.5	33.2
Current portion of due to related party	12.8	7.0
Current portion of tangible equity units	59.2	0.0
Current portion of landfill closure and post-closure obligations	55.3	25.6
Current liabilities	1,193.3	865.1
Long-term debt	6,161.5	7,560.7
Lease obligations	153.7	158.9
Other long-term liabilities	37.2	12.4
Due to related party	30.8	14.0
Deferred income tax liabilities	466.0	733.8
Tangible equity units	1,327.9	0.0
Landfill closure and post-closure obligations	680.3	211.0
Non-current liabilities	8,857.4	8,690.8
Total liabilities	10,050.7	9,555.9
Shareholders' equity
Share capital	7,644.8	3,524.5
Contributed surplus	54.3	16.4
Deficit	(1,778.3)	(770.3)
Accumulated other comprehensive loss	(241.5)	(2.7)
Total shareholders' equity	5,679.3	2,767.9
Total liabilities and shareholders' equity	$ 15,730.0	$ 12,323.8